Employee stock incentive plans (Details 1)	12 Months Ended
	Mar. 31, 2021 INR (₨) shares Number yr ₨ / shares	Mar. 31, 2021 USD ($) shares Number yr $ / shares	Mar. 31, 2020 INR (₨) Number yr ₨ / shares	Mar. 31, 2021 USD ($) shares Number yr $ / shares
Stock options activity under this category [Line Items]
Weighted average remaining useful life, Outstanding at the beginning of the year | yr	73	73
Weighted average remaining useful life, Granted during the year | yr	89	89
Weighted average remaining useful life, Outstanding at the end of the year | yr			73
DRL 2002 Plan [Member] | Category B Par Value Options [Member] | Exercise Prices Rs 5 [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number	232,837	232,837	270,141
Shares arising out of options, Granted during the year | Number	92,092	92,092	49,796
Shares arising out of options, Expired/forfeited during the year | Number	(35,646)	(35,646)	(14,934)
Shares arising out of options, Exercised during the year | Number	(72,030)	(72,030)	(72,166)
Shares arising out of options, Outstanding at the end of the year | Number	217,253	217,253	232,837
Shares arising out of options, Exercisable at the end of the year | Number	46,130		40,548	46,130
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5.00		₨ 5.00
Ranges of exercise prices, Granted during the year	5.00		5.00
Ranges of exercise prices, Expired/forfeited during the year	5.00		5.00
Ranges of exercise prices, Exercised during the year	5.00		5.00
Ranges of exercise prices, Outstanding at the end of the year	5.00		5.00
Ranges of exercise prices, Exercisable at the end of the year	₨ 5.00		₨ 5.00
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares	₨ 5.00		₨ 5.00
Weighted average exercise price, Granted during the year | ₨ / shares	₨ 5.00		₨ 5.00
Weighted average exercise price, Expired/forfeited during the year	₨ 5.00		₨ 5.00
Weighted average exercise price, Exercised during the year | ₨ / shares	₨ 5.00		₨ 5.00
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares	5.00		5.00
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 5.00		₨ 5.00
Weighted average remaining useful life, Outstanding at the beginning of the year	69	69	73
Weighted average remaining useful life, Granted during the year	93	93	90
Weighted average remaining useful life, Outstanding at the end of the year	69	69	69
Weighted average remaining useful life, Exercisable at the end of the year	44		43	44
DRL 2007 Plan [Member] | Category B Par Value Options [Member] | Exercise Prices Rs 5 [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number	151,583	151,583	115,155
Shares arising out of options, Granted during the year | Number	52,316	52,316	89,282
Shares arising out of options, Expired/forfeited during the year | Number	(19,933)	(19,933)	(18,886)
Shares arising out of options, Exercised during the year | Number	(41,967)	(41,967)	(33,968)
Shares arising out of options, Outstanding at the end of the year	141,999	141,999	151,583
Shares arising out of options, Exercisable at the end of the year	15,393		14,166	15,393
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5.00		₨ 5.00
Ranges of exercise prices, Granted during the year	5.00		5.00
Ranges of exercise prices, Expired/forfeited during the year	5.00		5.00
Ranges of exercise prices, Exercised during the year	₨ 5.00		5.00
Ranges of exercise prices, Outstanding at the end of the year		$ 5.00	5.00
Ranges of exercise prices, Exercisable at the end of the year			₨ 5.00	$ 5.00
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares	₨ 5.00		₨ 5.00
Weighted average exercise price, Granted during the year | ₨ / shares	₨ 5.00		₨ 5.00
Weighted average exercise price, Expired/forfeited during the year	₨ 5.00		₨ 5.00
Weighted average exercise price, Exercised during the year | ₨ / shares	₨ 5.00		₨ 5.00
Weighted average exercise price, Outstanding at the end of the year | (per share)		$ 5.00	5.00
Weighted average exercise price, Exercisable at the end of the year | (per share)			₨ 5.00	$ 5.00
Weighted average remaining useful life, Outstanding at the beginning of the year	73	73	73
Weighted average remaining useful life, Granted during the year			90
Weighted average remaining useful life, Outstanding at the end of the year	71	71	73
Weighted average remaining useful life, Exercisable at the end of the year	41		44	41